Crewing cost (Tables)	12 Months Ended
Dec. 31, 2021
Crewing cost [Abstract]
Crewing cost
The following table sets forth the components of our crew expenses, including crew benefits, during the years ended December 31, 2021, 2020 and 2019, respectively.

	For the year ended December 31,
In thousands of US dollars	2021	2020	2019
Short term crew benefits (i.e. wages, victualing, insurance)	171,546	173,912	155,958
Other crewing related costs	26,311	24,375	20,728
	$197,857	$198,287	$176,686
There are no material post-employment benefits for our crew.